Unaudited Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 37,429,270	$ 375,796
Prepaid expenses and other assets	486,338	126,971
Total current assets	37,915,608	502,767
Operating lease right-of-use asset	170,117	49,536
Property and equipment, net	4,137	3,832
In-process research and development	365,300,000
Goodwill	247,233,000
Total assets	650,622,862	556,135
Current liabilities
Accounts payable	431,774	2,518,763
Accrued transaction fees	3,077,107	3,644,100
Other accrued expenses	6,781,239	244,440
Operating lease liability, current	22,981	22,237
Total current liabilities	11,753,101	6,429,540
Earnout Shares liability	61,393,000
True Up Shares liability	286,000
Subject Vesting Shares liability	14,217,000
Operating lease liability, non-current	147,858	27,299
Total liabilities	87,796,959	6,456,839
Commitments and contingencies (Note 12)
Stockholders’ equity (deficit)
Preferred stock, value
Subscription receivable	(6,000,000)
Additional paid-in capital		11,263,647
Accumulated deficit	(43,686,098)	(17,168,101)
Total Montana Technologies Corporation stockholders’ equity (deficit)	(49,680,715)	(5,900,704)
Non-controlling interests	612,506,618
Total stockholders’ equity (deficit)	562,825,903	(5,900,704)
Total liabilities and stockholders’ equity (deficit)	650,622,862	556,135
Related Party
Current liabilities
Due to related parties	1,440,000
Power & Digital Infrastructure Acquisition II Corp.
Current assets
Cash		59,167	$ 1,287,986
Prepaid expenses and other assets			284,405
Total current assets		59,167	1,572,391
Investments held in Trust Account		114,641,527	294,395,846
Total assets		114,700,694	295,968,237
Current liabilities
Accounts payable		695,515	267,297
Other accrued expenses		5,737,714	660,491
Excise tax payable		1,881,321
Income tax payable		171,836	802,367
Franchise tax payable		124,250	72,289
Total current liabilities		9,510,636	1,802,444
Deferred underwriting commissions		6,037,500	10,062,500
Total liabilities		15,548,136	11,864,944
Commitments and contingencies (Note 12)
Class A common stock; 10,608,178 and 28,750,000 shares subject to possible redemption at $10.76 and $10.20 per share as of December 31, 2023 and 2022, respectively		114,128,755	293,293,429
Stockholders’ equity (deficit)
Preferred stock, value
Additional paid-in capital
Accumulated deficit		(14,976,916)	(9,190,855)
Total stockholders’ equity (deficit)		(14,976,197)	(9,190,136)
Total liabilities and stockholders’ equity (deficit)		114,700,694	295,968,237
Power & Digital Infrastructure Acquisition II Corp. | Related Party
Current liabilities
Advance from related party		900,000
Class A Common Stock
Stockholders’ equity (deficit)
Common stock value	4,907	3,274
Class B Common Stock
Stockholders’ equity (deficit)
Common stock value	$ 476	476
Class B Common Stock | Power & Digital Infrastructure Acquisition II Corp.
Stockholders’ equity (deficit)
Common stock value		719	719
Class A Non Redeemable Common Stock | Power & Digital Infrastructure Acquisition II Corp.
Stockholders’ equity (deficit)
Common stock value